Prepaid Expenses and Other Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses and Other Assets, Net [Line Items]
Income tax receivable		$ 1,521,706
Allowance for credit loss	$ 14,016	14,841
Advance payment		7,000,000
Warehouse and Logistics [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable	$ 1,400,000	$ 1,500,000